Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Micromidas, Inc.
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	33,000,000	33,000,000	33,000,000
Common stock, shares issued	1,340,926	1,285,164	1,283,788
Common stock, shares outstanding	1,340,926	1,285,164	1,283,788
Class A ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	9,091,005	10,703,014
Common stock, shares outstanding	9,091,005	10,703,014
Common stock, redemption value	63,358,995	61,746,986
Class B ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,112,500	18,112,500
Common stock, shares outstanding	18,112,500	18,112,500
Redeemable Convertible Preferred Stock Series A | Micromidas, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	15,500,000	15,500,000	15,500,000
Temporary Equity, shares issued	13,204,284	13,204,284	13,204,284
Common stock, redemption value	13,204,284	13,204,284	13,204,284
Redeemable convertible preferred stock, redemption value	$ 35,959,227	$ 35,959,227	$ 35,959,227
Redeemable Convertible Preferred Stock Series B | Micromidas, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	7,000,000	7,000,000	7,000,000
Temporary Equity, shares issued	6,275,704	6,275,704	6,275,704
Common stock, redemption value	6,275,704	6,275,704	6,275,704
Redeemable convertible preferred stock, redemption value	$ 46,979,920	$ 46,979,920	$ 46,979,920
Redeemable Convertible Preferred Stock Series C | Micromidas, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, shares authorized	6,800,000	6,800,000	6,800,000
Temporary Equity, shares issued	1,590,675	1,590,675	1,590,675
Common stock, redemption value	1,590,675	1,590,675	1,590,675
Redeemable convertible preferred stock, redemption value	$ 23,499,996	$ 23,499,996	$ 23,499,996